Nature of business and organization	6 Months Ended
Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Nature of business and organization

Note 1– Nature of business and organization

CDT Environmental Technology Investment Holdings Limited (“CDT Cayman” or the “Company”) is a holding company incorporated on November 28, 2016, under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding equity of Chao Qiang Holdings Limited (“CQ BVI”) established under the laws of the British Virgin Islands on December 14, 2015 and all of the outstanding equity of CDT Environmental Technology Group Limited (“CDT BVI”) established under the laws of the British Virgin Islands on June 26, 2015.

CQ BVI is a holding company holding all of the outstanding equity of Ultra Leader Investments Limited (“Ultra HK”) which was established in Hong Kong on February 27, 2015. Ultra HK is a holding company holding 15% of the outstanding equity of Shenzhen CDT Environmental Technology Co., Ltd. (“Shenzhen CDT”) which was established on August 27, 2012 under the laws of the People’s Republic of China (“PRC” or “China”).

CDT BVI is a holding company holding all of the outstanding equity of CDT Environmental Technology (Hong Kong) Limited (“CDT HK”) which was established in Hong Kong on July 30, 2015. CDT HK is also a holding company holding 85% of the outstanding equity of Shenzhen CDT. The Company, through Ultra HK and CDT HK, holds 100% of the outstanding equity of Shenzhen CDT.

The Company, through its wholly owned subsidiary, Shenzhen CDT, and its subsidiaries, engages in developing, producing, selling and installing sewage treatment systems and providing sewage treatment services. The Company focuses on the harmless treatment of municipal and rural cesspool, pipe dredging, treatment of inland river sludge and rural sewage treatment, and providing one-stop solutions.

The accompanying unaudited condensed consolidated financial statements reflect the activities of CDT Cayman and each of the following entities as of June 30, 2025:

Name	Background	Ownership
Chao Qiang Holdings Limited (“CQ BVI”)	● A British Virgin Islands company ● Incorporated on December 14, 2015 ● A holding company	100% owned by CDT Cayman
CDT Environmental Technology Group Limited (“CDT BVI”)	● A British Virgin Islands company ● Incorporated on June 26, 2015 ● A holding company	100% owned by CDT Cayman
Ultra Leader Investments Limited (“Ultra HK”)	● A Hong Kong company ● Incorporated on February 27, 2015 ● A holding company	100% owned by CQ BVI
CDT Environmental Technology (Hong Kong) Limited (“CDT HK”)	● A Hong Kong company ● Incorporated on July 30, 2015 ● A holding company	100% owned by CDT BVI
Shenzhen CDT Environmental Technology Co., Ltd. (“Shenzhen CDT”)

● A PRC limited liability company

● Incorporated on August 27, 2012

● Registered capital of RMB 60,000,000

● Developing, producing, selling and installing sewage treatment systems and providing sewage treatment services

100% collectively owned by Ultra HK (15%) and CDT HK (85%)
Beijing Minyun Environmental Technology Co., Ltd., formerly known as Beijing CDT Environmental Technology Co., Ltd. (“BJ CDT”) (4)	● A PRC limited liability company ● Incorporated on April 25, 2016 ● Registered capital of RMB 20,000,000 ● Providing sewage treatment services	100% owned by Shenzhen CDT

Fuzhou LSY Environmental Technology Co., Ltd. (“FJ LSY”)	● A PRC limited liability company ● Incorporated on March 13, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Tianjin CDT Environmental Technology Co., Ltd. (“TJ CDT”)	● A PRC limited liability company ● Incorporated on October 22, 2014 ● Registered capital of RMB 10,000,000 ● Providing sewage treatment services	100% owned by Shenzhen CDT
Chengde CDT Environmental Technology Co., Ltd. (“CD CDT”)	● A PRC limited liability company ● Incorporated on March 26, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Beijing Innovation CDT Environmental Technology Co., Ltd. (“BJ CX CDT”)	● A PRC limited liability company ● Incorporated on September 7, 2016 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Baoding CDT Environmental Technology Co., Ltd. (“BD CDT”) (3)	● A PRC limited liability company ● Incorporated on October 21, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Hengshui CDT Environmental Technology Co., Ltd. (“HS CDT”)	● A PRC limited liability company ● Incorporated on May 18, 2015 ● Registered capital of RMB 3,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Guangxi CWT Environmental Technology Co., Ltd. (“GX CDT”) (1)	● A PRC limited liability company ● Incorporated on January 29, 2016 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Huzhou CDT Environmental Technology Co., Ltd. (“HZ CDT”)	● A PRC limited liability company ● Incorporated on February 6, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Hohhot CDT Environmental Technology Co., Ltd. (“HHHT CDT”)	● A PRC limited liability company ● Incorporated on February 11, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Taiyuan CDT Environmental Technology Co., Ltd. (“TY CDT”) (2)	● A PRC limited liability company ● Incorporated on March 23, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT

(1)	In March 2024, the Company disposed of its entire 51% ownership in GX CDT and transferred its ownership to Chun’E Zhao, the legal representative of GX CDT for consideration of RMB 500. The disposal of GX CDT did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

(2)	In June 2024, the Company disposed of its entire 51% ownership in TY CDT and transferred its ownership to a third party for consideration of RMB 1,000. The disposal of TY CDT did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

(3)	In June 2025, the Company BD CDT was dissolved. The dissolution of BD CDT did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

(4)	In July 2024, Beijing CDT Environmental Technology Co., Ltd had changed its name to Beijing Minyun Environmental Technology Co., Ltd

Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Nature of business and organization

Note 1– Nature of business and organization

CDT Environmental Technology Investment Holdings Limited (“CDT Cayman” or the “Company”) is a holding company incorporated on November 28, 2016, under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding equity of Chao Qiang Holdings Limited (“CQ BVI”) established under the laws of the British Virgin Islands on December 14, 2015 and all of the outstanding equity of CDT Environmental Technology Group Limited (“CDT BVI”) established under the laws of the British Virgin Islands on June 26, 2015.

CQ BVI is a holding company holding all of the outstanding equity of Ultra Leader Investments Limited (“Ultra HK”) which was established in Hong Kong on February 27, 2015. Ultra HK is a holding company holding 15% of the outstanding equity of Shenzhen CDT Environmental Technology Co., Ltd. (“Shenzhen CDT”) which was established on August 27, 2012 under the laws of the People’s Republic of China (“PRC” or “China”).

CDT BVI is a holding company holding all of the outstanding equity of CDT Environmental Technology (Hong Kong) Limited (“CDT HK”) which was established in Hong Kong on July 30, 2015. CDT HK is also a holding company holding 85% of the outstanding equity of Shenzhen CDT. The Company, through Ultra HK and CDT HK, holds 100% of the outstanding equity of Shenzhen CDT.

The Company, through its wholly owned subsidiary, Shenzhen CDT, and its subsidiaries, engages in developing, producing, selling and installing sewage treatment systems and providing sewage treatment services. The Company focuses on the harmless treatment of municipal and rural cesspool, pipe dredging, treatment of inland river sludge and rural sewage treatment, and providing one-stop solutions.

The accompanying consolidated financial statements reflect the activities of CDT Cayman and each of the following entities as of December 31, 2024:

Name	Background	Ownership
Chao Qiang Holdings Limited (“CQ BVI”)	● A British Virgin Islands company ● Incorporated on December 14, 2015 ● A holding company	100% owned by CDT Cayman
CDT Environmental Technology Group Limited (“CDT BVI”)	● A British Virgin Islands company ● Incorporated on June 26, 2015 ● A holding company	100% owned by CDT Cayman
Ultra Leader Investments Limited (“Ultra HK”)	● A Hong Kong company ● Incorporated on February 27, 2015 ● A holding company	100% owned by CQ BVI
CDT Environmental Technology (Hong Kong) Limited (“CDT HK”)	● A Hong Kong company ● Incorporated on July 30, 2015 ● A holding company	100% owned by CDT BVI
Shenzhen CDT Environmental Technology Co., Ltd. (“Shenzhen CDT”)

● A PRC limited liability company

● Incorporated on August 27, 2012

● Registered capital of RMB 60,000,000

● Developing, producing, selling and installing sewage treatment systems and providing sewage treatment services

100% collectively owned by Ultra HK (15%) and CDT HK (85%)

Beijing CDT Environmental Technology Co., Ltd. (“BJ CDT”)	● A PRC limited liability company ● Incorporated on April 25, 2016 ● Registered capital of RMB 20,000,000 ● Providing sewage treatment services	100% owned by Shenzhen CDT
Fuzhou LSY Environmental Technology Co., Ltd. (“FJ LSY”)	● A PRC limited liability company ● Incorporated on March 13, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT

Tianjin CDT Environmental Technology Co., Ltd. (“TJ CDT”)	● A PRC limited liability company ● Incorporated on October 22, 2014 ● Registered capital of RMB 10,000,000 ● Providing sewage treatment services	100% owned by Shenzhen CDT
Chengde CDT Environmental Technology Co., Ltd. (“CD CDT”)	● A PRC limited liability company ● Incorporated on March 26, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Beijing Innovation CDT Environmental Technology Co., Ltd. (“BJ CX CDT”)	● A PRC limited liability company ● Incorporated on September 7, 2016 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Baoding CDT Environmental Technology Co., Ltd. (“BD CDT”)	● A PRC limited liability company ● Incorporated on October 21, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Hengshui CDT Environmental Technology Co., Ltd. (“HS CDT”)	● A PRC limited liability company ● Incorporated on May 18, 2015 ● Registered capital of RMB 3,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Guangxi CWT Environmental Technology Co., Ltd. (“GX CDT”) (2)	● A PRC limited liability company ● Incorporated on January 29, 2016 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT

Huzhou CDT Environmental Technology Co., Ltd. (“HZ CDT”)	● A PRC limited liability company ● Incorporated on February 6, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Hohhot CDT Environmental Technology Co., Ltd. (“HHHT CDT”)	● A PRC limited liability company ● Incorporated on February 11, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Taiyuan CDT Environmental Technology Co., Ltd. (“TY CDT”) (3)	● A PRC limited liability company ● Incorporated on March 23, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Xiamen YDT Environmental Technology Co., Ltd. (“XM YDT”) (1)	● A PRC limited liability company ● Incorporated on April 9, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT

(1)	In January 2022, the Company disposed of its entire 51% ownership in XM YDT and transferred its ownership to a third party for consideration of approximately $5,000. The disposal of XM YDT did not have a material impact on the Company’s consolidated financial statements.

(2)	In March 2024, the Company disposed of its entire 51% ownership in GX CDT and transferred its ownership to Chun’E Zhao, the legal representative of GX CDT for consideration of RMB 500. The disposal of GX CDT did not have a material impact on the Company’s consolidated financial statements.

(3)	In June 2024, the Company disposed of its entire 51% ownership in TY CDT and transferred its ownership to a third party for consideration of RMB 1,000. The disposal of TY CDT did not have a material impact on the Company’s consolidated financial statements.